INVESTMENTS AUGUST 31, 1999
Showing Percentage of Total Value of Investment in Securities


FEDERAL AGENCIES - 77.7%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FANNIE MAE - 24.3%

Agency Coupons - 15.6%

 9/1/99                          5.37% (a)                   $ 63,000,000                      $ 62,970,480

 9/2/99                          5.00 (a)                     40,000,000                        39,975,213

 9/10/99                         5.02 (a)                     80,000,000                        79,966,951

 9/24/99                         5.14 (a)                     79,000,000                        78,969,247

 10/14/99                        5.11 (a)                     160,000,000                       159,909,923

 11/4/99                         5.18 (a)                     83,000,000                        82,954,010

 2/4/00                          4.85                         33,000,000                        32,983,780

 2/22/00                         4.93                         32,000,000                        31,998,475

 5/5/00                          5.04                         30,000,000                        29,975,502

 6/7/00                          5.25                         40,000,000                        39,968,175

 6/9/00                          5.38                         32,000,000                        31,966,961

                                                                                                671,638,717

Discount Notes - 8.7%

 9/2/99                          5.07                         55,000,000                        54,992,315

 9/13/99                         4.89                         29,566,000                        29,518,990

 9/17/99                         4.87                         32,000,000                        31,932,444

 9/24/99                         4.82                         12,388,000                        12,350,643

 10/4/99                         5.13                         34,000,000                        33,841,985

 10/5/99                         5.13                         56,600,000                        56,328,980

 11/5/99                         4.87                         31,000,000                        30,734,132

 11/12/99                        4.87                         48,500,000                        48,039,250

 2/11/00                         5.63                         41,000,000                        39,984,555

 7/28/00                         5.73                         42,000,000                        39,906,977

                                                                                                377,630,271

FEDERAL HOME LOAN BANK - 20.5%

Agency Coupons - 18.7%

 9/1/99                          4.87 (a)                     169,000,000                       168,968,931

 9/1/99                          5.37 (a)                     99,000,000                        98,992,873

 9/1/99                          5.52 (a)                     74,000,000                        73,965,771

 9/8/99                          5.03 (a)                     13,000,000                        12,999,820

 10/12/99                        5.11 (a)                     66,000,000                        65,983,531

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FEDERAL HOME LOAN BANK -
CONTINUED

Agency Coupons - continued

 11/12/99                        5.22% (a)                   $ 31,000,000                      $ 30,981,713

 2/11/00                         4.92                         33,000,000                        32,987,179

 2/16/00                         4.90                         31,000,000                        31,000,000

 3/1/00                          5.00                         62,000,000                        61,992,755

 3/3/00                          5.06                         32,000,000                        31,986,808

 3/8/00                          5.17                         40,000,000                        39,980,584

 4/5/00                          5.03                         21,190,000                        21,176,683

 5/19/00                         5.13                         65,000,000                        64,969,639

 6/14/00                         5.47                         22,000,000                        21,976,883

 9/7/00                          5.90                         16,000,000                        15,996,480

 9/7/00                          5.92                         32,000,000                        31,986,400

                                                                                                805,946,050

Discount Notes - 1.8%

 11/3/99                         5.31                         79,000,000                        78,272,805

FREDDIE MAC - 32.4%

Discount Notes - 32.4%

 9/1/99                          5.02                         53,000,000                        53,000,000

 9/2/99                          4.91                         60,000,000                        59,992,017

 9/2/99                          4.96                         51,000,000                        50,993,058

 9/2/99                          5.07                         65,000,000                        64,990,918

 9/3/99                          4.81                         18,000,000                        17,995,280

 9/3/99                          4.83                         30,695,000                        30,686,926

 9/3/99                          5.12                         195,000,000                       194,945,076

 9/7/99                          5.08                         128,000,000                       127,892,693

 9/8/99                          4.81                         14,000,000                        13,987,151

 9/8/99                          4.92                         7,000,000                         6,993,467

 9/9/99                          4.86                         50,000,000                        49,947,222

 9/10/99                         4.84                         85,000,000                        84,899,275

 9/17/99                         4.82                         50,000,000                        49,895,111

 9/24/99                         4.80                         40,000,000                        39,879,889

 9/24/99                         4.83                         55,000,000                        54,833,617

 9/27/99                         4.86                         75,000,000                        74,742,979

 10/4/99                         5.14                         90,000,000                        89,580,900

 10/4/99                         5.15                         65,000,000                        64,697,317

 10/12/99                        4.83                         50,000,000                        49,731,792

 6/2/00                          5.40                         40,000,000                        38,435,556

 6/2/00                          5.46                         39,000,000                        37,456,792

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                PURCHASE

FREDDIE MAC - CONTINUED

Discount Notes - continued

 6/13/00                         5.51%                       $ 32,000,000                      $ 30,672,960

 6/13/00                         5.53                         25,000,000                        23,956,299

 6/15/00                         5.45                         32,000,000                        30,677,760

 6/23/00                         5.50                         34,000,000                        32,537,924

 7/5/00                          5.61                         22,060,000                        21,055,927

                                                                                                1,394,477,906

STUDENT LOAN MARKETING
ASSOCIATION - 0.5%

Agency Coupons - 0.5%

 9/7/99                          5.67 (a)                     20,000,000                        19,990,792

TOTAL FEDERAL AGENCIES                                                          3,347,956,541


REPURCHASE AGREEMENTS - 22.3%

                               MATURITY AMOUNT

In a joint trading account
(U.S. Government
Obligations) dated:

6/24/99 due 9/22/99 At 5.15%   $ 48,618,000                       48,000,000

7/9/99 due 9/1/99 At 5.09%      50,381,750                        50,000,000

8/16/99 due 9/15/99 At 5.25%    63,275,625                        63,000,000

8/19/99 due 9/2/99 At 5.17%     94,188,992                        94,000,000

8/27/99 due 9/3/99 At 5.31%     48,049,560                        48,000,000

8/31/99 due 9/1/99 At 5.51%     658,782,802                       658,682,000

TOTAL REPURCHASE AGREEMENTS                                       961,682,000

TOTAL INVESTMENT IN                                              $ 4,309,638,541
SECURITIES - 100%

Total Cost for Income Tax Purposes $ 4,309,638,541

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

At August 31, 1999, the fund had a capital loss carryforward of approximately $223,000 of which $116,000, $105,000 and $2,000 will expire on August 31, 2002, 2003 and 2004, respectively.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                             AUGUST 31, 1999

ASSETS

Investment in securities, at                 $ 4,309,638,541
value (including  repurchase
agreements of $961,682,000)
-  See accompanying schedule

Receivable for fund shares                    48,190,307
sold

Interest receivable                           14,221,745

 TOTAL ASSETS                                 4,372,050,593

LIABILITIES

Payable to custodian bank      $ 465

Payable for investments         126,255,685
purchased

Payable for fund shares         45,304,579
redeemed

Distributions payable           62,028

Accrued management fee          1,488,286

Other payables and accrued      15,015
expenses

 TOTAL LIABILITIES                            173,126,058

NET ASSETS                                   $ 4,198,924,535

Net Assets consist of:

Paid in capital                              $ 4,199,180,712

Accumulated net realized gain                 (256,177)
(loss) on investments

NET ASSETS, for 4,199,082,912                $ 4,198,924,535
shares outstanding

NET ASSET VALUE, offering                     $1.00
price and redemption price
per share ($4,198,924,535
(divided by) 4,199,082,912
shares)

STATEMENT OF OPERATIONS
                                YEAR ENDED AUGUST 31, 1999

INTEREST INCOME                             $ 198,688,533

EXPENSES

Management fee                $ 16,202,480

Non-interested trustees'       12,844
compensation

 Total expenses before         16,215,324
reductions

 Expense reductions            (993,455)     15,221,869

NET INTEREST INCOME                          183,466,664

NET REALIZED GAIN (LOSS) ON                  35,419
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 183,502,083
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED AUGUST 31, 1999  YEAR ENDED AUGUST 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 183,466,664               $ 160,122,292

 Net realized gain (loss)         35,419                      (13,200)

 NET INCREASE (DECREASE) IN       183,502,083                 160,109,092
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (183,466,664)               (160,122,292)
from net interest income

Share transactions at net         6,653,598,429               4,216,554,049
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  183,356,937                 159,999,327
distributions from net
interest income

 Cost of shares redeemed          (6,040,103,635)             (3,874,344,275)

 NET INCREASE (DECREASE) IN       796,851,731                 502,209,101
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       796,887,150                 502,195,901
IN NET ASSETS

NET ASSETS

 Beginning of period              3,402,037,385               2,899,841,484

 End of period                   $ 4,198,924,535             $ 3,402,037,385


FINANCIAL HIGHLIGHTS

YEARS ENDED AUGUST 31,           1999     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .048     .053     .052     .052     .053
Operations Net interest
income

Less Distributions

From net interest income          (.048)   (.053)   (.052)   (.052)   (.053)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                    4.86%    5.41%    5.31%    5.36%    5.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,199  $ 3,402  $ 2,900  $ 2,523  $ 2,270
(in millions)

Ratio of expenses to average      .42%     .42%     .42%     .37% B   .42%
net assets

Ratio of expenses to average      .39% C   .39% C   .39% C   .34% C   .42%
net assets after expense
reductions

Ratio of net interest income      4.75%    5.28%    5.16%    5.27%    5.38%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended August 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED JUNE 24, 1999, DUE SEPTEMBER 22, 1999          5.15%
Number of dealers or banks                           1
Maximum amount with one dealer or bank               100%
Aggregate principal amount of agreements             $75,000,000
Aggregate maturity amount of agreements              $75,965,625
Aggregate market value of transferred assets         $77,522,830
Coupon rates of transferred assets                   5.50% to 8.00%
Maturity dates of transferred assets                 2/1/13 to 8/1/29
DATED JULY 9, 1999, DUE SEPTEMBER 1, 1999            5.09%
Number of dealers or banks                           1
Maximum amount with one dealer or bank               100%
Aggregate principal amount of agreements             $150,000,000
Aggregate maturity amount of agreements              $151,145,250
Aggregate market value of transferred assets         $153,000,000
Coupon rates of transferred assets                   6.00% to 8.50%
Maturity dates of transferred assets                 10/1/08 to 7/1/29
DATED AUGUST 16, 1999, DUE SEPTEMBER 15, 1999        5.25%
Number of dealers or banks                           1
Maximum amount with one dealer or bank               100%
Aggregate principal amount of agreements             $100,000,000
Aggregate maturity amount of agreements              $100,437,500
Aggregate market value of transferred assets         $103,020,463
Coupon rates of transferred assets                   0.00%
Maturity dates of transferred assets                 2/1/24 to 9/1/34

3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED AUGUST 19, 1999, DUE SEPTEMBER 2, 1999         5.17%
Number of dealers or banks                           1
Maximum amount with one dealer or bank               100%
Aggregate principal amount of agreements             $300,000,000
Aggregate maturity amount of agreements              $300,603,167
Aggregate market value of transferred assets         $307,125,145
Coupon rates of transferred assets                   5.74 to 6.82%
Maturity dates of transferred assets                 9/1/21 to 9/1/37
DATED AUGUST 27, 1999, DUE SEPTEMBER 3, 1999         5.31%
Number of dealers or banks                           1
Maximum amount with one dealer or bank               100%
Aggregate principal amount of agreements             $150,000,000
Aggregate maturity amount of agreements              $150,154,875
Aggregate market value of transferred assets         $153,562,573
Coupon rates of transferred assets                   5.74 to 6.82%
Maturity dates of transferred assets                 9/1/21 to 09/1/37
DATED AUGUST 31, 1999, DUE SEPTEMBER 1, 1999         5.51%
Number of dealers or banks                           11
Maximum amount with one dealer or bank               21.1%
Aggregate principal amount of agreements             $3,258,954,000
Aggregate maturity amount of agreements              $3,259,452,735
Aggregate market value of transferred assets         $3,334,096,605
Coupon rates of transferred assets                   0.00% to 15.00%
Maturity dates of transferred assets                 9/1/99 to 11/1/38

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity
Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $993,455 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Government Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Government Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Government Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   October 7, 1999

DISTRIBUTIONS

A total of 18.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE

INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER

Fidelity Management &
 Research Company
Boston, MA

SUB-ADVISER

Fidelity Investments Money
 Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert A. Litterst, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Stanley N. Griffith,
 ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

RGM-PRO1099   85644
1.700907.102

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


INVESTMENTS AUGUST 31, 1999
Showing Percentage of Total Value of Investment in Securities


CERTIFICATES OF DEPOSIT - 32.5%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 1.0%

First Union National Bank,
North Carolina

 11/20/99                         5.55% (c)                   $ 75,000,000                      $ 75,000,000

Fleet National Bank

 11/3/99                          5.34 (c)                     33,000,000                        32,983,173

                                                                                                 107,983,173

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 9.5%

Abbey National Treasury
Services PLC

 9/24/99                          5.15                         20,000,000                        20,000,000

 9/27/99                          5.20                         50,000,000                        50,000,000

 12/17/99                         5.30                         90,000,000                        90,000,000

ABN-AMRO Bank NV

 9/16/99                          5.34                         50,000,000                        49,997,456

 10/12/99                         4.92                         60,000,000                        60,000,000

Barclays Bank PLC

 9/7/99                           4.93                         10,000,000                        10,000,104

 9/7/99                           5.03                         100,000,000                       100,000,000

 9/7/99                           5.04                         25,000,000                        25,000,000

 7/28/00                          5.80                         41,000,000                        41,000,000

Credit Agricole Indosuez

 10/12/99                         4.93                         95,000,000                        95,001,897

 12/2/99                          5.14                         25,000,000                        25,000,934

Halifax PLC

 9/1/99                           5.00                         30,000,000                        30,000,000

 11/8/99                          4.95                         75,000,000                        75,000,000

 11/17/99                         4.95                         70,000,000                        70,000,000

 12/13/99                         5.00                         100,000,000                       100,000,000

National Australia Bank Ltd.

 11/8/99                          4.96                         25,000,000                        25,000,000

Northern Rock PLC

 9/7/99                           5.00                         20,000,000                        19,999,711

Westdeutsche Landesbank
Girozentrale

 9/9/99                           5.19                         100,000,000                       100,000,000

                                                                                                 986,000,102

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 22.0%

Bank of Scotland Treasury
Services

 9/2/99                           5.10 (c)                     45,000,000                        44,988,750

Banque Nationale de Paris

 8/2/00                           5.85                         40,000,000                        39,982,381

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Barclays Bank PLC

 9/1/99                           5.38% (c)                   $ 35,000,000                      $ 34,987,312

 9/1/99                           5.39 (c)                     25,000,000                        24,989,904

 9/8/99                           5.17                         50,000,000                        50,000,000

 3/1/00                           5.30                         45,000,000                        44,987,048

 6/14/00                          5.66                         75,000,000                        74,971,731

Bayerische Hypo-und
Vereinsbank AG

 9/27/99                          5.26 (c)                     70,000,000                        69,968,892

Canadian Imperial Bank of
Commerce

 9/15/99                          5.30                         25,000,000                        24,998,288

 2/23/00                          5.17                         30,000,000                        29,993,072

Commerzbank AG

 9/1/99                           5.03                         50,000,000                        50,000,000

Credit Agricole Indosuez

 3/1/00                           5.22                         50,000,000                        49,992,799

Credit Communale de Belgique

 9/14/99                          5.09                         50,000,000                        50,000,000

 12/29/99                         5.40                         30,000,000                        30,000,000

Den Danske Bank Group AS

 9/10/99                          5.13 (c)                     25,000,000                        24,991,485

 10/21/99                         5.13 (c)                     50,000,000                        49,978,165

Deutsche Bank AG

 9/1/99                           5.39 (c)                     100,000,000                       99,958,361

 9/28/99                          5.30                         125,000,000                       125,000,000

 2/10/00                          5.11                         30,000,000                        29,994,867

 2/16/00                          5.12                         60,000,000                        59,986,691

Dresdner Bank AG

 9/13/99                          4.90                         50,000,000                        50,000,000

 9/23/99                          5.29 (c)                     50,000,000                        49,982,590

Landesbank Hessen-Thuringen

 3/1/00                           5.40                         25,000,000                        24,966,209

Lloyds Bank PLC

 9/20/99                          4.90                         65,000,000                        65,000,336

National Westminster Bank PLC

 9/2/99                           5.02                         50,000,000                        50,000,027

 9/2/99                           5.03                         40,000,000                        40,000,000

 9/3/99                           5.02                         5,000,000                         5,000,000

 3/15/00                          5.15                         25,000,000                        24,989,665

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Norddeutsche Landesbank
Girozentrale

 2/10/00                          5.10%                       $ 20,000,000                      $ 19,996,577

RaboBank Nederland Coop.
Central

 9/2/99                           5.00                         35,000,000                        35,000,000

 6/5/00                           5.54                         75,000,000                        74,972,594

 7/5/00                           5.80                         50,000,000                        49,981,830

 7/12/00                          5.75                         65,000,000                        64,973,133

Royal Bank of Canada

 9/1/99                           5.39 (c)                     40,000,000                        39,985,138

 2/18/00                          5.15                         35,000,000                        34,994,502

 2/28/00                          5.26                         20,000,000                        19,995,729

 6/5/00                           5.55                         25,000,000                        24,992,692

Societe Generale, France

 9/20/99                          5.27 (c)                     50,000,000                        49,979,360

 10/4/99                          5.25                         50,000,000                        50,000,000

 12/6/99                          5.21                         85,000,000                        85,000,000

Svenska Handelsbanken AB

 9/27/99                          5.30                         150,000,000                       150,000,000

 6/12/00                          5.60                         50,000,000                        49,985,022

Toronto Dominion Bank

 2/18/00                          5.15                         66,000,000                        65,989,632

UBS AG

 5/18/00                          5.35                         30,000,000                        29,987,671

 6/2/00                           5.52                         30,000,000                        29,991,320

Westdeutsche Landesbank
Girozentrale

 9/7/99                           5.18                         100,000,000                       100,000,000

                                                                                                 2,295,533,773

TOTAL CERTIFICATES OF DEPOSIT                                                                    3,389,517,048

COMMERCIAL PAPER - 45.5%



Abbey National North America

 12/6/99                          5.20                         65,000,000                        64,121,200

ABN-AMRO North America, Inc.

 12/6/99                          5.20                         24,000,000                        23,675,840

Aspen Funding Corp.

 10/14/99                         5.39                         25,000,000                        24,840,243

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Asset Securitization Coop.
Corp.

 9/10/99                          5.26% (c)                   $ 65,000,000                      $ 65,000,000

 9/20/99                          5.05 (c)                     55,000,000                        55,000,000

 9/20/99                          5.30                         50,000,000                        49,860,667

 10/8/99                          5.26 (c)                     40,000,000                        39,996,505

Associates First Capital Corp.

 12/14/99                         5.39                         25,000,000                        24,620,833

Baker Hughes, Inc.

 9/15/99                          5.19                         2,000,000                         1,996,002

Bank of Scotland Treasury
Services

 9/9/99                           5.27                         45,000,000                        44,947,800

Bear Stearns Companies, Inc.

 9/9/99                           5.11                         25,000,000                        24,971,944

 2/23/00                          5.72                         35,000,000                        34,058,281

Bradford & Bingley Building
Society

 10/6/99                          5.25                         25,000,000                        24,873,976

Centric Capital Corp.

 9/20/99                          5.33                         10,000,000                        9,971,975

 9/24/99                          5.32                         23,000,000                        22,922,119

 11/15/99                         5.47                         29,750,000                        29,415,313

CIESCO L.P.

 9/22/99                          5.29                         25,000,000                        24,923,146

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 9/2/99                           5.19                         25,000,000                        24,996,410

 9/8/99                           5.22                         33,000,000                        32,966,633

 9/8/99                           5.24                         25,000,000                        24,974,625

 9/13/99                          5.16                         41,000,000                        40,930,300

 9/22/99                          5.22                         32,000,000                        31,903,867

 10/12/99                         5.25                         14,000,000                        13,917,408

 10/18/99                         5.26                         45,000,000                        44,695,675

ConAgra, Inc.

 9/2/99                           5.32                         20,000,000                        19,997,056

 9/3/99                           5.40                         8,000,000                         7,997,604

 9/8/99                           5.40                         25,000,000                        24,973,799

 9/9/99                           5.39                         12,000,000                        11,985,653

 9/10/99                          5.41                         11,000,000                        10,985,150

 10/4/99                          5.49                         12,000,000                        11,939,940

Conoco, Inc.

 9/23/99                          5.42                         9,000,000                         8,970,300

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

CXC, Inc.

 9/9/99                           5.20%                       $ 30,000,000                      $ 29,965,667

 9/20/99                          5.37 (c)                     60,000,000                        59,993,824

Daimler-Chrysler North
America Holding Corp.

 9/1/99                           5.02                         16,000,000                        16,000,000

 9/8/99                           5.23                         8,000,000                         7,991,896

 9/9/99                           5.23                         13,000,000                        12,984,949

 9/13/99                          5.20                         30,000,000                        29,948,500

 9/15/99                          5.20                         15,000,000                        14,969,958

 10/13/99                         5.26                         28,000,000                        27,830,460

 10/19/99                         5.25                         15,000,000                        14,896,400

 2/9/00                           5.90                         25,000,000                        24,359,354

 2/16/00                          5.86                         15,000,000                        14,602,400

Delaware Funding Corp.

 9/10/99                          5.25                         5,386,000                         5,378,958

Deutsche Bank Financial, Inc.

 9/27/99                          5.33                         100,000,000                       99,617,222

 12/8/99                          5.21                         50,000,000                        49,309,917

Diageo Capital PLC

 9/2/99                           4.90                         15,000,000                        14,997,992

Dresdner US Finance, Inc.

 10/28/99                         5.39                         56,000,000                        55,526,520

Edison Asset Securitization LLC

 9/16/99                          5.29                         50,000,000                        49,890,208

 10/6/99                          5.38                         40,000,000                        39,791,944

 10/12/99                         5.37                         40,000,000                        39,757,189

 10/25/99                         5.39                         40,000,000                        39,679,000

 10/25/99                         5.40                         55,000,000                        54,558,625

 2/8/00                           5.92                         14,000,000                        13,642,222

 2/14/00                          5.93                         51,494,000                        50,126,319

Enterprise Funding Corp.

 9/3/99                           5.20                         33,149,000                        33,139,460

 9/9/99                           5.20                         25,000,000                        24,971,278

Falcon Asset Securitization
Corp.

 9/8/99                           5.22                         20,000,000                        19,979,778

 9/15/99                          5.14                         10,000,000                        9,980,283

 10/12/99                         5.39                         50,000,000                        49,695,347

 10/14/99                         5.42                         4,000,000                         3,974,296

 11/1/99                          5.46                         15,000,000                        14,862,750

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Finova Capital Corp.

 9/9/99                           5.41% (c)                   $ 27,000,000                      $ 27,000,000

 9/28/99                          5.39                         4,000,000                         3,983,890

Ford Motor Credit Co.

 10/5/99                          5.33                         225,000,000                       223,873,747

Fortis Funding LLC

 9/9/99                           5.21                         25,000,000                        24,971,167

General Electric Capital Corp.

 9/2/99                           4.89                         20,000,000                        19,997,328

 10/14/99                         5.24                         50,000,000                        49,691,236

 2/22/00                          5.60                         20,000,000                        19,477,033

General Electric Capital
International Funding, Inc.

 10/6/99                          5.36                         43,000,000                        42,777,176

 3/13/00                          5.90                         40,000,000                        38,767,022

General Motors Acceptance Corp.

 9/1/99                           5.60                         40,000,000                        40,000,000

 10/13/99                         5.25                         50,000,000                        49,697,833

 2/23/00                          5.60                         75,000,000                        73,023,958

 3/6/00                           5.90                         50,000,000                        48,514,389

 3/7/00                           5.91                         100,000,000                       97,012,889

Generale de Banque SA

 9/8/99                           5.19                         17,000,000                        16,982,993

Goldman Sachs Group, Inc.

 2/9/00                           5.80                         75,000,000                        73,113,281

Heller Financial, Inc.

 9/2/99                           5.26                         10,000,000                        9,998,544

 9/7/99                           5.27                         16,000,000                        15,986,000

 9/8/99                           5.25                         8,000,000                         7,991,911

 9/9/99                           5.32                         5,000,000                         4,994,111

J.P. Morgan & Co., Inc.

 9/22/99                          5.23                         50,000,000                        49,849,500

 12/6/99                          5.20                         75,000,000                        73,986,000

 2/2/00                           5.75                         40,000,000                        39,043,489

JC Penney Funding Corp.

 9/7/99                           5.47                         7,000,000                         6,993,642

 9/8/99                           5.47                         8,000,000                         7,991,522

 9/22/99                          5.51                         8,000,000                         7,974,427

 9/27/99                          5.51                         8,000,000                         7,968,338

Kitty Hawk Funding Corp.

 9/1/99                           5.27                         33,000,000                        33,000,000

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Kitty Hawk Funding Corp. -
continued

 9/7/99                           5.03%                       $ 50,000,000                      $ 49,958,583

 9/7/99                           5.29                         30,000,000                        29,973,600

 9/20/99                          5.00                         25,000,000                        24,935,677

Lehman Brothers Holdings, Inc.

 9/16/99                          5.30                         33,000,000                        32,927,813

 9/21/99                          5.30                         20,000,000                        19,941,667

 9/23/99                          5.30                         10,000,000                        9,967,917

Marsh USA, Inc.

 9/22/99                          5.30                         35,500,000                        35,390,660

 2/15/00                          5.71                         30,000,000                        29,230,408

MCI WorldCom, Inc.

 9/1/99                           5.28                         7,000,000                         7,000,000

 9/24/99                          5.32                         8,000,000                         7,973,064

 11/15/99                         5.48 (c)                     40,000,000                        40,000,000

Nationwide Building Society

 10/12/99                         5.25                         41,300,000                        41,056,353

 10/14/99                         5.25                         33,338,000                        33,131,730

 10/18/99                         5.25                         30,000,000                        29,797,117

 11/4/99                          4.98                         15,000,000                        14,870,400

Newport Funding Corp.

 9/15/99                          5.32 (c)                     60,000,000                        60,000,000

 10/13/99                         5.39                         40,000,000                        39,750,333

 10/14/99                         5.39                         37,000,000                        36,763,560

Norfolk Southern Corp.

 9/7/99                           5.39                         5,000,000                         4,995,525

 9/8/99                           5.36                         13,000,000                        12,986,527

 9/8/99                           5.40                         5,550,000                         5,544,194

 9/8/99                           5.44                         3,000,000                         2,996,838

 10/5/99                          5.53                         5,000,000                         4,974,028

Northern Rock PLC

 9/15/99                          5.19                         10,000,000                        9,980,011

 10/12/99                         5.25                         20,000,000                        19,882,011

PHH Corp.

 9/1/99                           5.32                         7,000,000                         7,000,000

 9/7/99                           5.35                         10,000,000                        9,991,117

 9/13/99                          5.42                         8,000,000                         7,985,600

 9/22/99                          5.42                         6,000,000                         5,981,100

Preferred Receivables Funding
Corp.

 9/7/99                           5.19                         35,000,000                        34,970,017

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Preferred Receivables Funding
Corp. - continued

 10/7/99                          5.39%                       $ 34,000,000                      $ 33,818,100

 11/16/99                         5.45                         17,000,000                        16,806,559

 11/18/99                         5.46                         10,000,000                        9,883,217

Rohm & Haas Co.

 9/22/99                          5.41                         20,000,000                        19,937,117

 9/28/99                          5.42                         25,663,000                        25,559,065

Salomon Smith Barney
Holdings, Inc.

 9/1/99                           5.14                         75,000,000                        75,000,000

 2/9/00                           5.90                         40,000,000                        38,974,967

 2/14/00                          5.85                         35,000,000                        34,083,311

Societe Generale, North
America, Inc.

 9/7/99                           5.22                         20,000,000                        19,982,667

Three Rivers Funding Corp.

 9/10/99                          5.23                         12,000,000                        11,984,370

Triple-A One Funding Corp.

 9/8/99                           5.18                         19,000,000                        18,981,011

 9/9/99                           5.20                         43,527,000                        43,477,037

 9/9/99                           5.22                         28,227,000                        28,194,382

 9/16/99                          5.19                         23,000,000                        22,950,742

 10/20/99                         5.39                         10,000,000                        9,927,181

Tyco International Group SA

 9/7/99                           5.37                         42,000,000                        41,962,550

 9/8/99                           5.34                         17,000,000                        16,982,481

 9/9/99                           5.37                         11,000,000                        10,986,922

 9/16/99                          5.37                         9,000,000                         8,980,125

 9/22/99                          5.47                         24,000,000                        23,923,700

UBS Finance (Delaware), Inc.

 9/10/99                          5.20                         65,000,000                        64,915,825

 11/17/99                         5.00                         25,000,000                        24,739,323

 12/7/99                          5.27                         50,000,000                        49,308,875

 12/13/99                         5.00                         200,000,000                       197,224,722

Westdeutsche Landesbank
Girozentrale

 9/28/99                          5.32                         85,000,000                        84,662,444

Windmill Funding Corp.

 9/1/99                           5.19                         18,637,000                        18,637,000

 9/3/99                           5.19                         25,000,000                        24,992,819

 9/8/99                           5.20                         25,000,000                        24,974,868

 9/9/99                           5.31                         25,000,000                        24,970,556

 9/13/99                          5.23                         6,000,000                         5,989,600

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Windmill Funding Corp. -
continued

 9/13/99                          5.27%                       $ 56,000,000                      $ 55,902,000

 9/20/99                          5.32                         30,000,000                        29,916,083

 9/23/99                          5.32                         25,000,000                        24,919,028

 10/25/99                         5.27                         25,000,000                        24,805,000

TOTAL COMMERCIAL PAPER                                                                           4,751,823,903

BANK NOTES - 8.0%



American Express Centurion Bank

 9/1/99                           5.45 (c)                     50,000,000                        50,000,000

Comerica Bank, Detroit

 11/9/99                          5.38 (c)                     11,000,000                        10,999,168

First National Bank, Chicago

 9/16/99                          5.18                         50,000,000                        50,000,000

 7/12/00                          5.75                         100,000,000                       99,958,666

First Union National Bank,
North Carolina

 9/1/99                           5.45 (c)                     34,000,000                        34,000,000

 9/24/99                          5.30 (c)                     80,000,000                        80,000,000

 10/20/99                         5.33 (c)                     25,000,000                        25,000,000

 10/27/99                         5.31 (c)                     41,000,000                        41,000,000

Fleet National Bank

 9/1/99                           5.46 (c)                     50,000,000                        49,979,279

Fleet National Bank, Providence

 11/4/99                          5.36 (c)                     33,000,000                        32,997,107

LaSalle National Bank, Chicago

 10/6/99                          5.24                         10,000,000                        10,000,000

 2/1/00                           5.75                         50,000,000                        50,000,000

Mellon Bank NA, Pittsburgh

 9/1/99                           5.38 (c)                     24,000,000                        23,990,629

NationsBank NA

 9/1/99                           5.45                         55,000,000                        54,984,909

 9/1/99                           4.90                         80,000,000                        80,000,000

 9/7/99                           4.90                         50,000,000                        50,000,000

 9/8/99                           5.01                         60,000,000                        60,000,000

PNC Bank NA, Pittsburgh

 11/3/99                          5.36 (c)                     33,000,000                        32,999,160

TOTAL BANK NOTES                                                                                 835,908,918

MASTER NOTES - 0.7%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Goldman Sachs Group, Inc.

 9/1/99                           5.18% (c)                   $ 70,000,000                      $ 70,000,000

MEDIUM-TERM NOTES - 6.6%



American Telephone & Telegraph

 9/7/99                           5.26 (c)                     130,000,000                       130,000,000

Bishops Gate Resources
Mortgage Trust

 9/1/99                           5.38 (c)                     24,000,000                        24,000,000

CIESCO L.P.

 9/15/99                          5.25 (c)                     50,000,000                        49,991,378

CIT Group, Inc.

 9/1/99                           5.45 (c)                     40,000,000                        39,983,022

Ford Motor Credit Co.

 9/1/99                           5.45 (c)                     100,000,000                       100,000,000

 11/23/99                         5.46 (c)                     100,000,000                       99,932,970

General Electric Capital Corp.

 9/9/99                           5.05 (c)                     10,000,000                        10,000,000

 10/12/99                         5.26 (c)                     24,000,000                        24,000,000

 11/12/99                         5.39 (c)                     30,000,000                        30,000,000

Goldman Sachs Group L.P.

 10/7/99                          5.51 (c)(d)                  39,000,000                        39,000,000

 10/27/99                         5.41 (c)(d)                  33,000,000                        33,000,000

 11/10/99                         5.42 (a)(c)                  27,000,000                        27,000,000

Morgan Guaranty Trust Co., NY

 9/27/99                          5.31 (c)                     45,000,000                        44,998,444

Norwest Corp.

 10/22/99                         5.33 (c)                     31,000,000                        31,000,000

TOTAL MEDIUM-TERM NOTES                                                                          682,905,814

SHORT-TERM NOTES - 3.7%



Capital One Funding Corp.
Series 1994 C,

 9/7/99                           5.47 (c)                     5,716,000                         5,716,000

Capital One Funding Corp.
Series 1994 E,

 9/7/99                           5.47 (c)                     4,380,000                         4,380,000

Capital One Funding Corp.
Series 1995 D,

 9/7/99                           5.47 (c)                     9,614,000                         9,614,000

SHORT-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Capital One Funding Corp.
Series 1995 E,

 9/7/99                           5.47% (c)                   $ 9,485,000                       $ 9,485,000

Capital One Funding Corp.
Series 1997 F,

 9/7/99                           5.47 (c)                     2,700,000                         2,700,000

Jackson National Life
Insurance Co.

 10/1/99                          5.46 (c)(d)                  36,000,000                        36,000,000

Monumental Life Insurance Co.

 9/1/99                           5.32 (c)(d)                  10,000,000                        10,000,000

 9/1/99                           5.35 (c)(d)                  45,000,000                        45,000,000

New York Life Insurance Co.

 10/1/99                          5.47 (c)(d)                  23,000,000                        23,000,000

 12/1/99                          5.62 (c)(d)                  25,000,000                        25,000,000

Pacific Life Insurance Co.

 9/9/99                           5.14 (c)(d)                  25,000,000                        25,000,000

 12/8/99                          5.60 (b)(c)(d)               25,000,000                        25,000,000

RACERS Series 1999 -16MM,

 9/2/99                           5.20 (a)(c)                  48,000,000                        48,000,000

SMM Trust Series 1999 E,

 10/5/99                          5.32 (a)(c)                  19,000,000                        19,000,000

SMM Trust Series 1999 I,

 11/26/99                         5.49 (a)(c)                  26,000,000                        26,000,000

Strategic Money Market Trust
Series 1998 A,

 9/16/99                          5.26 (c)                     82,000,000                        82,000,000

TOTAL SHORT-TERM NOTES                                                                           395,895,000

TIME DEPOSITS - 2.4%



Banco Bilbao Vizcaya SA

 9/1/99                           5.56                         200,000,000                       200,000,000

Toronto Dominion Bank

 9/1/99                           5.59                         52,000,000                        52,000,000

TOTAL TIME DEPOSITS                                                                              252,000,000



REPURCHASE AGREEMENTS - 0.6%

                              MATURITY AMOUNT                    VALUE (NOTE 1)

In a joint trading account    $ 60,231,216                       $ 60,222,000
(U.S. Government
Obligations) dated 8/31/99
due 9/1/99 At 5.51%

TOTAL INVESTMENT IN                            $ 10,438,272,683
SECURITIES - 100%


Total Cost for Income Tax Purposes $ 10,438,272,683

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $120,000,000 or 1.2% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE  COST

Goldman Sachs Group L.P.       1/22/99           $ 33,000,000
5.41%, 10/27/99

Goldman Sachs Group L.P.       12/7/98           $ 39,000,000
5.51%, 10/7/99

Jackson National Life          7/6/99            $ 36,000,000
Insurance 5.46%, 10/1/99

Monumental Life Insurance Co.  7/31/98           $ 10,000,000
5.32%, 9/1/99

Monumental Life Insurance Co.  3/12/99           $ 45,000,000
5.35%, 9/1/99

New York Life Insurance Co.    12/21/98          $ 23,000,000
5.47%, 10/1/99

New York Life Insurance Co.    8/13/99           $ 25,000,000
5.62%, 12/1/99

Pacific Life Insurance Co.     8/31/99           $ 25,000,000
5.6%, 12/8/99

Pacific Life Insurance Co.     8/21/98           $ 25,000,000
5.14%, 9/9/99

INCOME TAX INFORMATION

At August 31, 1999, the fund had a capital loss carryforward of approximately $255,000 of which $139,000, $42,000, $73,000 and $1,000 will expire on August 31, 2002, 2004, 2005 and 2006, respectively.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                              AUGUST 31, 1999

ASSETS

Investment in securities, at                 $ 10,438,272,683
value (including  repurchase
agreements of $60,222,000) -
 See accompanying schedule

Receivable for fund shares                    44,137,698
sold

Interest receivable                           57,891,186

 TOTAL ASSETS                                 10,540,301,567

LIABILITIES

Payable to custodian bank      $ 200,045

Payable for investments         145,319,198
purchased Regular delivery

 Delayed delivery               25,000,000

Payable for fund shares         55,399,534
redeemed

Distributions payable           185,306

Accrued management fee          3,662,888

Other payables and accrued      59,248
expenses

 TOTAL LIABILITIES                            229,826,219

NET ASSETS                                   $ 10,310,475,348

Net Assets consist of:

Paid in capital                              $ 10,310,730,284

Accumulated net realized gain                 (254,936)
(loss) on investments

NET ASSETS, for                              $ 10,310,475,348
10,310,658,274 shares
outstanding

NET ASSET VALUE, offering                     $1.00
price and redemption price
per share ($10,310,475,348
(divided by) 10,310,658,274
shares)

STATEMENT OF OPERATIONS
                                YEAR ENDED AUGUST 31, 1999

INTEREST INCOME                             $ 483,413,423

EXPENSES

Management fee                $ 38,781,590

Non-interested trustees'       31,239
compensation

 Total expenses before         38,812,829
reductions

 Expense reductions            (3,797,214)   35,015,615

NET INTEREST INCOME                          448,397,808

NET REALIZED GAIN (LOSS) ON                  173,790
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 448,571,598
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED AUGUST 31, 1999  YEAR ENDED AUGUST 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 448,397,808               $ 355,292,533

 Net realized gain (loss)         173,790                     (34,936)

 NET INCREASE (DECREASE) IN       448,571,598                 355,257,597
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (448,397,808)               (355,292,533)
from net interest income

Share transactions at net         16,462,325,115              11,617,803,340
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  448,025,762                 354,492,137
distributions from net
interest income

 Cost of shares redeemed          (14,521,593,074)            (10,277,557,678)

 NET INCREASE (DECREASE) IN       2,388,757,803               1,694,737,799
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       2,388,931,593               1,694,702,863
IN NET ASSETS

NET ASSETS

 Beginning of period              7,921,543,755               6,226,840,892

 End of period                   $ 10,310,475,348            $ 7,921,543,755


FINANCIAL HIGHLIGHTS

YEARS ENDED AUGUST 31,           1999      1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .049      .053     .052     .053     .054
Operations Net interest
income

Less Distributions

From net interest income          (.049)    (.053)   (.052)   (.053)   (.054)

Net asset value, end of period   $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                    4.97%     5.46%    5.37%    5.40%    5.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,310  $ 7,922  $ 6,227  $ 5,327  $ 4,350
(in millions)

Ratio of expenses to average      .42%      .42%     .42%     .37% B   .42%
net assets

Ratio of expenses to average      .38% C    .39% C   .39% C   .34% C   .42%
net assets after expense
reductions

Ratio of net interest income      4.85%     5.33%    5.21%    5.31%    5.49%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended August 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account,

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $261,000,000 or 2.5% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MONEY MARKET INSURANCE - CONTINUED

provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $3,797,214 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   October 7, 1999

OF SPECIAL NOTE

INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER

Fidelity Management &
 Research Company
Boston, MA

SUB-ADVISER

Fidelity Investments Money
 Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Stanley N. Griffith,
 ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

RMM-PRO-1099   85643
1.703301.102

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com